Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 52,891,537	$ 34,157,484
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	35,476,514	14,619,069
Salaries, bonuses and payroll taxes payables [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 17,415,023	$ 19,538,415